Share capital (Details Textual) - CAD CAD / shares in Units, CAD in Thousands		12 Months Ended
	Mar. 08, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share Capital [Abstract]
Increase (decrease) in number of ordinary shares issued	13,427,075
Par value per share	CAD 7.45
Proceeds from issuing shares	CAD 100,000	CAD 0	CAD 95,130
Share issue related cost	3,600
Share issue related cost before deferred taxes	4,900
Deferred tax expense (income)	CAD 1,300	CAD 37,285	CAD (4,614)